Annual Total Returns - Fidelity Founders Fund [BarChart] - 04.30 Fidelity Founders Fund Retail PRO-05 - Fidelity Founders Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Feb. 14, 2019
Fidelity Founders Fund
Bar Chart Table:
Annual Return 2020	47.20%
Annual Return 2021	18.96%